Other Receivables, Net - Schedule of Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Other Receivables, Net [Abstract]
Consideration receivable disposal of an investment	[1]	¥ 86,041		¥ 24,854
Receivables from sales recognized on a net basis		26,877
Receivables from corporations and individuals	[2]	5,000
Consideration receivable from share issuance	[3]			4,298
Deposits	[4]	1,157
Advances to staff		704
Others		156		284
Sub-total		119,935		29,436
Less: allowance for credit losses		8
Total other receivables, net		¥ 119,927	$ 17,675	¥ 29,436

[1]	The balance as of June 30, 2025, represents the receivable from the disposal of the Company’s equity investment in AIFU Inc. As of June 30, 2026, the balance represents: (a) the receivables from the disposals of the Puyi Group and ordinary shares of AIFU; and (b) the receivables from the disposal of a subsidiary, Chongqing Xinzhichu Education Consulting Co., Ltd. These amounts were settled in full by October 2026.
[2]	Amounts represent the interest-free intercompany loans due from other corporations and individuals, approximately 54% of which were settled by October 2026.
[3]	Amounts represent the receivable from certain investors in connection with a private placement of Class B ordinary shares. The consideration was subsequently settled in full in July 2025.
[4]	Amounts represent the various types of operating deposits, including security deposits related to business transactions and rental arrangements, primarily arising from Times Good’s daily operation.